Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Accounts Receivables, Net [Line Items]
Accounts receivable	$ 887,883		$ 128,571
Credit losses	30,926	$ 78,788
Continuing Operations [Member]
Accounts Receivables, Net [Line Items]
Credit losses	30,926	78,788
Discontinued Operations [Member]
Accounts Receivables, Net [Line Items]
Credit losses	$ 1,590	$ 946,578